Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	$ 158,611	$ 227,343
Tax receivables	39,700	59,350
Prepayments	24,054	9,342
Other accounts receivable	8,351	11,108
Trade and other receivables	$ 230,716	$ 307,143